Vessels (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Operating vessels and drydock rollforward
Operating vessels and drydock

In thousands of U.S. dollars	Vessels	Drydock	Total
Cost
As of January 1, 2017	$3,126,790	$60,089	$3,186,879
Additions (1)	333,338	12,667	346,005
Vessels acquired in merger with NPTI (2)	1,113,618	17,632	1,131,250
Disposal of vessels (3)	(184,098)	(3,750)	(187,848)
Write-offs (4)	—	(3,750)	(3,750)
As of December 31, 2017	4,389,648	82,888	4,472,536

Accumulated depreciation and impairment
As of January 1, 2017	(246,210)	(27,415)	(273,625)
Charge for the period	(127,369)	(14,049)	(141,418)
Disposal of vessels (3)	25,876	2,975	28,851
Write-offs (4)	—	3,750	3,750
As of December 31, 2017	(347,703)	(34,739)	(382,442)
Net book value
As of December 31, 2017	$4,041,945	$48,149	$4,090,094

Cost
As of January 1, 2016	$3,188,367	$62,039	$3,250,406
Additions (5)	105,415	1,800	107,215
Disposal of vessels (6)	(166,992)	(3,750)	(170,742)
As of December 31, 2016	3,126,790	60,089	3,186,879

Accumulated depreciation and impairment
As of January 1, 2016	(146,063)	(16,590)	(162,653)
Charge for the period	(109,433)	(12,028)	(121,461)
Disposal of vessels (6)	9,286	1,203	10,489
As of December 31, 2016	(246,210)	(27,415)	(273,625)
Net book value
As of December 31, 2016	$2,880,580	$32,674	$2,913,254

(1)	Additions in 2017 primarily relate to the deliveries of eight newbuilding vessels and corresponding calculations of notional drydock on these vessels.

(2)	Represents the fair value of the vessels acquired in the Merger with NPTI as described in Note 2.

(3)
Represents the net book value of (i) STI Sapphire and STI Emerald, which were sold during the year ended December 31, 2017 and (ii) STI Beryl, STI Le Rocher and STI Larvotto, which were sold and leased back during the year ended December 31, 2017. These transactions are further described below.

(4)	Represents the write-off of the notional drydock costs of STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx which were drydocked in 2017.

(5)	Additions in 2016 primarily relate to the deliveries of STI Grace and STI Jermyn and the corresponding calculation of notional drydock on these vessels.

(6)	Represents the net book value of STI Chelsea, STI Lexington, STI Powai, STI Olivia and STI Mythos, which were sold during the year ended December 31, 2016.

A rollforward of activity within vessels under construction is as follows:

In thousands of U.S. dollars
Balance as of January 1, 2016	$132,218
Installment payments and other capitalized expenses	106,034
Capitalized interest	6,274
Transferred to operating vessels and drydock	(106,609)
Balance as of December 31, 2016	$137,917

Installment payments and other capitalized expenses	252,977
Capitalized interest	4,194
Transferred to operating vessels and drydock	(339,712)
Balance as of December 31, 2017	$55,376

Schedule of vessel deliveries
We took delivery of the following newbuilding vessels during the year ended December 31, 2017 resulting in an increase of $346.0 million in Vessels from December 31, 2016:

		Month	Vessel
	Name	Delivered	Type
1	STI Selatar	February 2017	LR2
2	STI Rambla	March 2017	LR2
3	STI Galata	March 2017	MR
4	STI Bosphorus	April 2017	MR
5	STI Leblon	July 2017	MR
6	STI La Boca	July 2017	MR
7	STI San Telmo	September 2017	MR
8	STI Donald C Trauscht	October 2017	MR
We took delivery of the following newbuilding vessels during the year ended December 31, 2016 resulting in an increase of $107.2 million in Vessels from December 31, 2015:

		Month	Vessel
	Name	Delivered	Type
1	STI Grace	March 2016	LR2
2	STI Jermyn	June 2016	LR2

Schedule of collateral agreements
Vessels with an aggregate carrying value of $4,090.1 million have been pledged as collateral under the terms of our secured debt and finance lease arrangements. This collateral, along with the respective borrowing facility (which are described in Note 13), is summarized below, by vessel as of December 31, 2017:

Credit Facility	Vessel Name
2016 Credit Facility	STI Aqua
2016 Credit Facility	STI Benicia
2016 Credit Facility	STI Dama
2016 Credit Facility	STI Meraux
2016 Credit Facility	STI Opera
2016 Credit Facility	STI Regina
2016 Credit Facility	STI San Antonio
2016 Credit Facility	STI St. Charles
2016 Credit Facility	STI Texas City
2016 Credit Facility	STI Venere
2016 Credit Facility	STI Virtus
2016 Credit Facility	STI Yorkville
2017 Credit Facility	STI Bosphorus
2017 Credit Facility	STI Donald C Trauscht
2017 Credit Facility	STI Galata
2017 Credit Facility	STI La Boca
2017 Credit Facility	STI Leblon
2017 Credit Facility	STI San Telmo
ABN AMRO / K-Sure Credit Facility	STI Precision
ABN AMRO / K-Sure Credit Facility	STI Prestige
ABN AMRO Credit Facility	STI Carnaby
ABN AMRO Credit Facility	STI Kingsway
ABN AMRO Credit Facility	STI Savile Row
ABN AMRO Credit Facility	STI Spiga
BCFL Lease Financing (LR2s)	STI Solace
BCFL Lease Financing (LR2s)	STI Solidarity
BCFL Lease Financing (LR2s)	STI Stability
BCFL Lease Financing (MRs)	STI Amber
BCFL Lease Financing (MRs)	STI Garnet
BCFL Lease Financing (MRs)	STI Onyx
BCFL Lease Financing (MRs)	STI Ruby
BCFL Lease Financing (MRs)	STI Topaz
BNP Paribas Credit Facility	STI Battery
BNP Paribas Credit Facility	STI Memphis
BNP Paribas Credit Facility	STI Soho
Citi / K-Sure Credit Facility	STI Excellence

Citi / K-Sure Credit Facility	STI Executive
Citi / K-Sure Credit Facility	STI Experience
Citi / K-Sure Credit Facility	STI Express
CMB Lease Financing	STI Pride
CMB Lease Financing	STI Providence
Credit Agricole Credit Facility	STI Exceed
Credit Agricole Credit Facility	STI Excel
Credit Agricole Credit Facility	STI Excelsior
Credit Agricole Credit Facility	STI Expedite
Credit Suisse Credit Facility	STI Rambla
Credit Suisse Credit Facility	STI Selatar
CSSC Lease Financing	STI Gallantry
CSSC Lease Financing	STI Gauntlet
CSSC Lease Financing	STI Gladiator
CSSC Lease Financing	STI Goal
CSSC Lease Financing	STI Gratitude
CSSC Lease Financing	STI Guard
CSSC Lease Financing	STI Guide
CSSC Lease Financing	STI Nautilus
DVB 2017 Credit Facility	STI Alexis
DVB 2017 Credit Facility	STI Milwaukee
DVB 2017 Credit Facility	STI Seneca
DVB 2017 Credit Facility	STI Wembley
HSH Credit Facility	STI Duchessa
ING Credit Facility	STI Black Hawk
ING Credit Facility	STI Grace
ING Credit Facility	STI Jermyn
ING Credit Facility	STI Lombard
ING Credit Facility	STI Osceola
ING Credit Facility	STI Pontiac
KEXIM Credit Facility	STI Acton
KEXIM Credit Facility	STI Brixton
KEXIM Credit Facility	STI Broadway
KEXIM Credit Facility	STI Camden
KEXIM Credit Facility	STI Clapham
KEXIM Credit Facility	STI Comandante
KEXIM Credit Facility	STI Condotti
KEXIM Credit Facility	STI Elysees
KEXIM Credit Facility	STI Finchley
KEXIM Credit Facility	STI Fulham
KEXIM Credit Facility	STI Hackney
KEXIM Credit Facility	STI Madison
KEXIM Credit Facility	STI Orchard
KEXIM Credit Facility	STI Park
KEXIM Credit Facility	STI Pimlico
KEXIM Credit Facility	STI Poplar

KEXIM Credit Facility	STI Sloane
KEXIM Credit Facility	STI Veneto
K-Sure Credit Facility	STI Battersea
K-Sure Credit Facility	STI Bronx
K-Sure Credit Facility	STI Brooklyn
K-Sure Credit Facility	STI Connaught
K-Sure Credit Facility	STI Gramercy
K-Sure Credit Facility	STI Hammersmith
K-Sure Credit Facility	STI Lauren
K-Sure Credit Facility	STI Manhattan
K-Sure Credit Facility	STI Mayfair
K-Sure Credit Facility	STI Notting Hill
K-Sure Credit Facility	STI Oxford
K-Sure Credit Facility	STI Queens
K-Sure Credit Facility	STI Rotherhithe
K-Sure Credit Facility	STI Tribeca
K-Sure Credit Facility	STI Westminster
K-Sure Credit Facility	STI Winnie
NIBC Credit Facility	STI Fontvieille
NIBC Credit Facility	STI Ville
Ocean Yield Lease Financing	STI Sanctity
Ocean Yield Lease Financing	STI Steadfast
Ocean Yield Lease Financing	STI Supreme
Ocean Yield Lease Financing	STI Symphony
Scotiabank Credit Facility	STI Rose